Commitments, Guarantees and Contingent Liabilities	12 Months Ended
Mar. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Commitments, Guarantees and Contingent Liabilities
31. Commitments, Guarantees and Contingent Liabilities
Commitments
—The Company and certain subsidiaries have
unconditional
purchase
obligation related
 to

lease agreements
, having a cost of ¥8,306 million and ¥11,491 million as of March 31, 2024 and 2025, respectively.
Certain computer systems of the Company and certain subsidiaries have been operated and maintained under non-cancelable
contracts with third-party service providers. For such services, the Company and certain subsidiaries made payments totaling ¥8,738 million, ¥9,348 million and ¥10,896 million in fiscal 2023, 2024 and 2025, respectively. The longest contract of them will mature in fiscal 2031. As of March 31, 2024 and 2025, the amounts due are as follows:

Years ending March 31,	2024	2025
	Millions of yen	Millions of yen
2025	6,218	—
2026	3,462	5,809
2027	2,735	4,618
2028	1,704	2,884
2029	52	106
2030	—	51
On or after 2030	1	—
On or after 2031	—	1

Total	¥14,172	¥13,469

The Company and certain subsidiaries have commitments to fund estimated construction costs and so forth to complete ongoing real estate development projects and other commitments, totaling ¥131,948 million and ¥143,120 million as of March 31, 2024 and 2025, respectively.
The Company and certain subsidiaries have agreements to commit to execute loans for customers, and to invest in funds, as long as the agreed-upon terms are met. As of March 31, 2024 and 2025, the total unused credit and capital amount available are ¥366,534 million and ¥437,496 million respectively.
Balance undrawn from the total amount of commitment to be used in accordance with the terms and conditions of relevant agreements to an equity method investee relating to the development of integrated resort was
¥270,168 million as of March 31, 2025. We will execute the amount of commitment depending on changes in circumstances such as the progress of the development.
Guarantees
—At the inception of a guarantee, the Company and its subsidiaries recognize a liability in the consolidated balance sheets at fair value for the guarantee that is within the scope of ASC 460 (“Guarantees”). Some of these guarantees, whose contractual obligations cannot be unconditionally cancelled, are in the scope of the Credit Loss Standard and are recognized as other liabilities in the consolidated balance sheets. The following table represents the summary of potential future payments, book value recorded as guarantee liabilities of the guarantee contracts outstanding and maturity of the longest guarantee contracts as of March 31, 2024 and 2025:

	2024			2025
	Millions of yen		Fiscal year	Millions of yen		Fiscal year
Guarantees	Potential future payment	Book value of guarantee liabilities	Maturity of the longest contract	Potential future payment	Book value of guarantee liabilities	Maturity of the longest contract
Corporate loans	¥608,543	¥4,839	2048	¥558,862	¥5,223	2031
Transferred loans	519,665	3,405	2062	543,453	6,918	2062
Real estate loans	9,856	180	2048	8,408	135	2048
Other	13,350	0	2044	13,261	0	2044

Total	¥1,151,414	¥8,424	—	¥1,123,984	¥12,276	—

Guarantee of corporate loans:
The Company and certain subsidiaries mainly guarantee corporate loans issued by financial institutions for customers. The Company and the subsidiaries are obliged to pay the outstanding loans when the guaranteed customers fail to pay principal and/or interest in accordance with the contract terms. In some cases, the corporate loans are secured by the guaranteed customers’ assets. Once the Company and the subsidiaries assume the guaranteed customers’ obligation, the Company and the subsidiaries obtain a right to claim the collateral assets. In other cases, certain contracts that guarantee corporate loans issued by financial institutions for customers include contracts that the amounts of performance guarantee are limited to a certain range of guarantee commissions. As of March 31, 2024 and 2025, total notional amount of the loans subject to such guarantees are ¥484,000 million and ¥469,000 million, respectively, and book value of guarantee liabilities are ¥2,327 million and ¥2,474 million, respectively. The potential future payment amounts for these guarantees are limited to a certain range of the guarantee commissions, which are less than the total notional amounts of the loans subject to these guarantees. The potential future payment amounts for the contract period are calculated from the guarantee limit which is arranged by financial institutions in advance as to contracts that the amounts of performance guarantee are unlimited to a certain range of guarantee commissions. For this reason, the potential future payment amounts for these guarantees include the amount of the guarantee which may occur in the future, which is larger than the balance of guarantee executed as of the end of fiscal year. The executed guarantee balance includes defrayment by financial institutions which we bear temporarily at the time of execution, and credit risk for financial institutions until liquidation of this guarantee. Our substantial amounts of performance guarantee except credit risk for financial institutions are limited to our defrayment which is arranged by financial institutions in advance. In addition, the Company provides re-guarantees
for guarantee obligations guaranteed by equity method investees.
Payment or performance risk of the guarantees is considered based on the historical experience of credit events. There have been no significant changes in the payment or performance risk of the guarantees in fiscal 2025.
Guarantee of transferred loans:
A subsidiary in the United States is authorized to underwrite, originate, fund, and service multi-family and seniors housing loans without prior approval mainly from Fannie Mae under the Delegated Underwriting and Servicing program and Freddie Mac under the Delegated Underwriting Initiative program. As part of these programs, Fannie Mae and Freddie Mac provide a commitment to purchase the loans.
Under these programs, the subsidiary guarantees the performance of the loans transferred to Fannie Mae and Freddie Mac and has the payment or performance risk of the guarantees to absorb some of the losses when losses arise from the transferred loans. There were no significant changes in the payment or performance risk of these guarantees in fiscal 2025.
As of March 31, 2024 and 2025, the total outstanding principal amount of loans transferred under the Delegated Underwriting and Servicing program, for which the subsidiary guarantees to absorb some of the losses, were ¥2,587,597 million and ¥2,683,671 million, respectively.
Guarantee of real estate loans:
The Company and certain subsidiaries guarantee real estate loans for consumers issued by Japanese financial institutions to third party individuals. The Company and the subsidiaries are typically obliged to pay the outstanding loans when these loans become delinquent three months or more. The real estate loans are usually secured by the real properties. Once the Company and the subsidiaries assume the guaranteed parties’ obligation, the Company and the subsidiaries obtain a right to claim the collateral assets.
Payment or performance risk of the guarantees is considered based on the historical experience of credit events. There were no significant changes in the payment or performance risk of the guarantees in fiscal 2025.

Other guarantees:
Other guarantees include the guarantees to financial institutions and the guarantees derived from collection agency agreements. Pursuant to the contracts of the guarantees to financial institutions, a certain subsidiary pays to the financial institutions when customers of the financial institutions become debtors and default on the debts. Pursuant to the agreements of the guarantees derived from collection agency agreements, the Company and certain subsidiaries collect third parties’ debt and pay the uncovered amounts. In addition to the above, joint guarantees for payment obligations of equity method investees are included.
Allowance for
off-balance
sheet credit exposures
—If the entity has a present contractual obligation to extend credit and the obligation is not unconditionally cancelable by the entity, credit losses related the loan commitments of installment loans and financial guarantees are in the scope of the allowance for credit losses. For the loan commitments of installment loans, credit losses are recognized on the loan commitments for the portion expected to be drawn. For financial guarantees, the allowance is recognized for the contingent obligation which generates credit risk exposures. The allowance for off-balance
sheet credit exposures is measured using the same measurement methodologies as the allowance for loans and net investment leases, considering quantitative and qualitative factors including historical loss experience, current economic and business conditions and reasonable and supportable forecasts. The allowance for off-balance
sheet credit exposure is recorded as other liabilities in the consolidated balance sheets and the allowance were ¥5,116 million and ¥9,766 million as of March 31, 2024 and 2025, respectively. Additionally, the provision for credit losses in the consolidated statements of income in fiscal
2024 was a reversal of ¥440 million, which was mainly caused by the revaluation of past loss experience, current economic and business conditions and forecasts in Japan. The provision for credit losses in the consolidated statements of income in fiscal
2025 was ¥5,297 million, which was mainly due to the deterioration in macroeconomic forecasts in certain markets in the Americas compared with the previous year.
Contingencies
—The Company and certain subsidiaries are involved in legal proceedings and claims in the ordinary course of business. In the opinion of management, none of such proceedings and claims will have a significant impact on the Company’s financial position or results of operations.